Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

March 26, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Intermediate Maturity California Municipals Fund, Western Asset Intermediate Maturity New York Municipals Fund and Western Asset Massachusetts Municipals Fund (the “Funds”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 214 to the registration statement for the Trust (the “Amendment”) relating to the Funds, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on March 31, 2013, for the purpose of making various updates, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at (617) 951-8267 or Matthew Prasse at (617) 951-8693 with any questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz